Subsequent Events (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 23, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2022
Subsequent Event [Line Items]
Convertible preferred stock dividends paid			$ 537,000	$ 69,000
Assets Held-for-sale, Not Part of Disposal Group, Current	$ 8,900,000		$ 8,509,000
Proceeds from assets	$ 5,780,000
Subsequent Event [Member] | Two Vessels [Member]
Subsequent Event [Line Items]
Aggregate previous minimum liquidity						$ 1,500
Aggregate new minimum liquidity						1,000
Subsequent Event [Member] | Vessel Two [Member]
Subsequent Event [Line Items]
Minimum liquidity						$ 500
Subsequent Event [Member] | Series A Convertible Preferred Shares [Member]
Subsequent Event [Line Items]
Cash dividends per share		$ 0.1615
Convertible preferred stock dividends paid		$ 218,000